Investment property - Movement of investment property (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Reconciliation of changes in investment property [abstract]
Investment property at beginning of period	€ 0
Acquisition of CCBPI	46
Transfers from property, plant and equipment	33
Transfers to assets held for sale	(6)
Currency translation adjustments	0
Investment property at end of period	€ 73